Stock-Based Compensation Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Weighted Average Assumptions Used in Valuation of Stock-Based Awards

The following is a summary of the weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model:

Nine Months Ended September 30, 2013
Dividend yield	0.00%
Volatility	53.86%
Expected term (years)	6.43
Risk-free interest rate	1.37%

The following is a summary of the weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model:

	Year ended December 31,
	2011	2012
Dividend yield	0.00%	0.00%
Volatility	54.01%	54.28%
Expected term (years)	6.38	6.49
Risk-free interest rate	2.47%	0.97%

Stock Option Activity

Stock option activity during the periods indicated is as follows:

	Number of shares subject to options	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
Balance at December 31, 2012	3,290,039	$2.40	8.08	$23,030
Granted	1,072,651	12.72
Exercised	(629,850)	1.47
Forfeited	(90,144)	5.56
Expired	(625)	8.00

Balance at September 30, 2013	3,642,071	$5.51	8.10	$102,685
Exercisable at September 30, 2013	887,299	$1.58	6.96	$29,804

Stock option activity during the periods indicated is as follows:

	Number of shares subject to option	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2011	742,071	$0.52	7.25	$950
Granted	2,766,284	1.96
Exercised	(211,995)	0.20
Forfeited	(178,843)	1.72
Expired	(150)	2.40

Balance at December 31, 2011	3,117,367	1.76	8.79	19,452
Granted	396,625	6.76
Exercised	(118,842)	0.56
Forfeited	(105,111)	2.56

Balance at December 31, 2012	3,290,039	2.40	8.08	23,030

Exercisable at December 31, 2012	318,688	$0.56	5.33	$2,817

Summary of Options Granted Activity

The following table summarizes the option grants from January 1, 2011 through December 31, 2012 and includes the revised fair value per share at grant date and related revised intrinsic value per share.

Grant date	Number of shares subject to option	Per share exercise price	Common stock fair value per share at grant date	Intrinsic value per share
1/21/2011	45,375	$1.80	$3.60	$1.80

3/11/2011	2,605,909	1.80	3.60	1.80

12/29/2011	115,000	5.96	8.00	2.04

3/19/2012	45,750	5.96	8.00	2.04

6/11/2012	194,625	5.96	8.00	2.04

7/24/2012	75,750	8.00	8.00	—

10/15/2012	80,500	8.00	9.00	1.00